Other income (expenses), net (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Other Income and Expenses [Abstract]
(Loss) gain on disposal of property, plant and equipment, net	$ 29	$ (22)	$ (61)
Exchange loss, net	(505)	(82)	(56)
Reversal of (provision for) doubtful accounts, net	(297)	(403)	674
Others	348	229	337
Other income (expenses), net	$ (425)	$ (278)	$ 894